Initial Public Offering (Details)			3 Months Ended	12 Months Ended
	May 29, 2018 $ / shares shares	May 18, 2018 $ / shares shares	Mar. 31, 2020 D item $ / shares shares	Dec. 31, 2019 D item $ / shares shares	Dec. 31, 2018 shares	Mar. 31, 2018 shares	Jan. 31, 2018 shares
Public warrant
Initial Public Offering
The number of warrants that are exercisable for cash | item			0	0
IPO
Initial Public Offering
Units issued		20,000,000	23,000,000	23,000,000
Unit price (in dollars per unit) | $ / shares		$ 10.00	$ 10.00	$ 10.00
Number of warrants outstanding			23,890,000	23,890,000	23,890,000	23,890,000	23,890,000
IPO | Common stock
Initial Public Offering
Number of shares of common stock included in each unit			1	1
IPO | Public warrant
Initial Public Offering
Number of redeemable warrants included in each unit			1	1
Number of shares issuable for each warrant			1	1
Warrant price (in dollars per share) | $ / shares			$ 11.50	$ 11.50
Period after the closing of the initial public offering that the warrants are exercisable			12 months	12 months
Number of days after the completion of the initial Business Combination that the warrants are exercisable			30 days	30 days
The period allowed after the closing of the initial Business Combination for a cashless exercise of warrants without an effective registration statement			90 days	90 days
Redemption price per warrant | $ / shares			$ 0.01	$ 0.01
Minimum period of notice of redemption			30 days	30 days
Closing price of the ordinary shares | $ / shares			$ 18.00	$ 18.00
Trading days for warrant redemption | D			20	20
Trading consecutive days for warrant redemption | D			30	30
IPO | Private warrant
Initial Public Offering
Period after the closing of the initial public offering that the warrants are exercisable			5 years	5 years
Number of days of restriction for transferring, assigning or sale of warrants			30 days	30 days
Over-allotment option
Initial Public Offering
Units issued	3,000,000		3,000,000	3,000,000
Unit price (in dollars per unit) | $ / shares	$ 10.00